General (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Apr. 02, 2025	Jan. 17, 2024	Dec. 31, 2005	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
General [Line Items]
Ordinary shares issued (in Shares)	1,290,000
Public offering price (in Dollars per share)	$ 2.25
Gross proceeds	$ 2,900
Net Loss				$ (3,064)	$ (2,347)	$ (2,819)
Retained earnings			$ 25,684	(25,684)	(22,620)
Cash and cash equivalents			3,054	$ 3,041	$ 3,204
Working Capital			5,255
IPO [Member]
General [Line Items]
Ordinary shares issued (in Shares)		1,250,000
Public offering price (in Dollars per share)		$ 4
Gross proceeds		$ 5,000
Liquidity [Member]
General [Line Items]
Net Loss			$ 3,064